INCOME TAX	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
INCOME TAX

16 Income tax

The Company’s loss before income tax consists of:

	Years ended December 31,
	2021	2020
	US$	US$

Malaysia	4,235,091	4,802,216
Indonesia	561,712	(1,279,023)
Hong Kong	(17,250,286)	(7,591,181)
Others	321,886	494,444
	(12,131,597)	(3,573,544)

The Company is incorporated in Cayman Islands and is not subject to corporate income tax under its relevant regulations.

For the Company’s subsidiaries incorporated in Hong Kong, they are subject to a corporate tax rate of 16.5% on the assessable profits arising from Hong Kong.

For the Company’s subsidiaries incorporated in Malaysia, they are subject to corporate tax rate on 24% on the assessable profits arising from Malaysia.

For the Company’s subsidiaries incorporated in Indonesia, they are subject to a corporate tax rate of 22% on the assessable profits arising from Indonesia.

For the Company’s subsidiary incorporated in Singapore, it is subject to a corporate tax rate of 17% on the assessable profits arising from Singapore. No provision for Singapore profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020.

For the Company’s subsidiary incorporated in United Kingdom, it is subject to a corporate tax rate of 19% on the assessable profits arising from United Kingdom. No provision for United Kingdom profits tax has been made in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16 Income tax (Continued)

Income tax expense consists of:

	Years ended December 31,
	2021	2020
	US$	US$

Income tax expense	1,123,437	2,017,106
Deferred income tax benefit	(369,734)	(524,609)
	753,703	1,492,497

A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income before income tax in the consolidated statements of operations and comprehensive loss is as follows:

	2021	2020
	Years ended December 31,
	2021	2020
	US$	US$

Income before income tax	(12,131,597)	(3,573,542)
Tax calculated at Hong Kong profits tax rate	(2,001,717)	(589,634)
Effect of different tax rates applicable to different jurisdictions	2,227,715	1,112,450
Income not subject to tax	(291,197)	(242,480)
Non-deductible expenses	212,759	244,334
Change in valuation allowance	318,215	(19,729)
Underprovision of current tax in the previous financial year	228,936	325,563
Tax effect on deductible temporary differences	58,992	589,488
Others	—	72,505
Income tax	753,703	1,492,497

The Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 are attributable to the following:

	December 31,
	2021	2020
	US$	US$
Deferred tax assets
Tax losses carried forward	6,341,531	6,017,826
Equipment	(85,534)	(83,457)
Accrued expenses	189,163	655,776
Others	—	50,987
	6,445,160	6,641,132
Valuation allowance	(6,339,009)	(6,297,150)
Total deferred tax assets	106,151	343,982

Deferred tax liabilities
Fixed assets	—	(1,804)
Intangible assets	(1,924,455)	(2,294,189)
Others	(61,622)	(61,622)
Total deferred tax liabilities	(1,986,077)	(2,357,615)

Net deferred tax liabilities	(1,879,926)	(2,013,633)

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16 Income tax (Continued)

As of December 31, 2021 and 2020, management has recorded a valuation allowance on certain deferred tax assets where management believes that after considering all of the available evidence, it is more likely than not that some portion or all will not be realized in the foreseeable future. The ultimate realization of deferred tax assets depends on the generation of future taxable income in which those temporary differences and carry forwards become deductible.

As of December 31, 2021 and 2020, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Hong Kong is US$36,801,415 and US$31,687,236 as of December 31, 2021 and 2020, respectively, which can be carried forward indefinitely.

As of December 31, 2021 and 2020, the accumulated tax losses of subsidiaries can be carried forward to offset against future taxable profits. The tax loss for the subsidiary incorporated in Singapore is US$294,942 and US$503,580 as of December 31, 2021 and 2020, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiary incorporated in United Kingdom is US$696,906 and US$727,333 as of December 31, 2021 and 2020, respectively, which can be carried forward indefinitely.

The tax loss in the subsidiaries incorporated in Indonesia is US$89,576 and US$2,081,217 as of December 31, 2021 and 2020, respectively, which will expire, if unused, in the year ending December 31, 2022.

The tax loss in the subsidiaries incorporated in Malaysia is US$502,913 and US$573,219 as of December 31, 2021 and 2020, respectively, which will expire, if unused, in the year ending December 31, 2029.